UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       11-10-00
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     136
                                            -------------------------

Form 13F Information Table Value Total:     $118,582
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE
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

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200  131      35000  SH        SOLE           35000
AES Corporation                com 00130H105 3322      48492  SH        SOLE                  48492
AT&T Corp. Liberty Media
  Group CL A                   com 001957208  972      54000  SH        SOLE                  54000
Ace Limited                    com G0070K103 1597      40700  SH        SOLE           10500  30200
America Service Group Inc.     com 02364L109 2389     106800  SH        SOLE           83900   8000
Automatic Data Processing,Inc. com 053015103  836      12500  SH        SOLE            9000   3500
Banta Corporation              com 066821109  753      30900  SH        SOLE           17000  13900
Barra, Inc.                    com 068313105  217       3500  SH        SOLE            3500
Bell South Corp.               com 079860102  621      15440  SH        SOLE           10440   5000
Berkshire Hathaway CLB         com 084670207  751        363  SH        SOLE             238    125
Cable Design Technologies      com 126924109  558      22950  SH        SOLE           22950
Cendant Corporation            com 151313103  387      35562  SH        SOLE                  35562
Charming Shoppes, Inc.         com 161133103  133      25400  SH        SOLE           25400
Central Securities Co.         com 155123102 1220      33900  SH        SOLE           29900   4000
Champion Enterprises           com 158496109 2670     628300  SH        SOLE          613300  15000
Charter One Financial Inc.     com 160903100  410      16800  SH        SOLE           15000   1800
Citigroup Inc.                 com 172967101 1909      35317  SH        SOLE            1329  33988
Colgate Palmolive              com 194162103  302       6400  SH        SOLE                   6400
Comcast Corp. CL A             com 200300200  819      20000  SH        SOLE                  20000
Comerica Inc.                  com 200340107  982      16800  SH        SOLE           14300   2500
Compuware Corporation          com 205638109 4427     528600  SH        SOLE          512800  15800
Concord EFS, Inc.              com 206189102  444      12500  SH        SOLE           12500
Convergys Corporation          com 212485106  447      11500  SH        SOLE           11500
Corning Incorporated           com 219350105 2260       7609  SH        SOLE                   7609
Countrywide Credit
  Industries, Inc.             com 222372104 2948      78100  SH        SOLE           70500   7600
Craftmade International,Inc.   com 22413E104  819     100000  SH        SOLE          100000
Data Research Associates,Inc.  com 237853106 1668     272400  SH        SOLE          272400
Datron Systems Incorporated    com 238173108  135      10000  SH        SOLE           10000
DeVRY Inc.                     com 251893103  297       7900  SH        SOLE            7900
Deere and Company              com 244199105 1124      33801  SH        SOLE           25701   8100
Eaton Corporation              com 278058102 1374      22300  SH        SOLE           13200   9100
Elan Corp. PLC                 com 284131208  949      17326  SH        SOLE                  17326
Emerson Electric Co.           com 291011104  275       4100  SH        SOLE            2100   2000
Exxon Mobil Corporation        com 302290101  244       2740  SH        SOLE             100   2640
Fannie Mae                     com 313586109 1201      16800  SH        SOLE                  16800
First Data Corporation         com 319963104  328       8402  SH        SOLE             402   8000
First Tennessee National Corp. com 337162101  215      10500  SH        SOLE                  10500
Fleet Boston Corporation       com 339030108  215       5500  SH        SOLE            5500
Fleetwood Enterprises Inc.     com 339099103 1267      93400  SH        SOLE           93400
Forest Oil Corporation         com 346091606 1123      69400  SH        SOLE           67400   2000
Fortune Brands Inc.            com 349631101  681      25700  SH        SOLE           25700
Freddie Mac                    com 313400301  357       6600  SH        SOLE            4300   2300
Gardner Denver, Inc.           com 365558105  163      10000  SH        SOLE           10000
General Dynamics               com 369550108  653      10400  SH        SOLE            7000   3400
General Electric Co.           com 369604103  594      10300  SH        SOLE                  10300
Genuine Parts Company          com 372460105  218      11450  SH        SOLE            9380   2070
Golden Star Resources Ltd.     com 38119t104   10      12000  SH        SOLE           12000
Great Lakes Chemical           com 390568103  557      19000  SH        SOLE           12200   6800
Greif Bros. Corporation -
  Class A                      com 397624107  266       8000  SH        SOLE            8000
Griffon Corporation            com 398433102  431      57000  SH        SOLE           57000
H & R Block, Inc.              com 093671105  752      20300  SH        SOLE           16400   3900
HMI Industries Inc.            com 404238107   56      50000  SH        SOLE           50000
Harris Corporation             com 413875105  788      27700  SH        SOLE           12300  15400
Health Care Property           com 421915109  761      25700  SH        SOLE           17100   8600
Host Marriott Corp.            com 44107P104  169      15000  SH        SOLE           15000
Huntington Bancshares Inc.     com 446150104  378      25732  SH        SOLE            9760  15972
I. Gordon Corporation          com 382784106  147      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  672      10650  SH        SOLE           10650
Input/Output, Inc.             com 457652105 3660     380300  SH        SOLE          356300  24000
Johnson & Johnson              com 478160104  282       3000  SH        SOLE                   3000
Jones Apparel Group Inc.       com 480074103  392      14800  SH        SOLE           14800
K-Swiss Inc. - Class A         com 482686102  931      41400  SH        SOLE           36400   5000
Kaydon Corporation             com 486587108 2194      95400  SH        SOLE           89400   6000
Kerr-McGee Corporation         com 492386107 1121      16919  SH        SOLE            8019   8900
KeyCorp                        com 493267108  316      12500  SH        SOLE           12500
Kronos, Inc.                   com 501052104  300      10000  SH        SOLE           10000
Leucadia National Corporation  com 527288104  613      22900  SH        SOLE           16900   6000
Littelfuse, Inc.               com 537008104 1164      39200  SH        SOLE           31200   8000
Litton Industries, Inc.        com 538021106 1032      23100  SH        SOLE           13500   9600
LoJack Corporation             com 539451104  297      40000  SH        SOLE           40000
MBIA Inc.                      com 55262C100  377       5300  SH        SOLE            3300   2000
MCN Energy Group, Inc.         com 55267J100  596      23250  SH        SOLE           19250   4000
MCSi Inc.                      com 593261100  420      12500  SH        SOLE           12500
Malan Realty Investors, Inc.   com 561063108 6385     495900  SH        SOLE          477900  18000
Manor Care, Inc.               com 564055101  251      16000  SH        SOLE           16000
Maritrans Inc.                 com 570363101  275      50000  SH        SOLE           50000
Masco Corp.                    com 574599106  877      47100  SH        SOLE           45100   2000
Merck & Co., Inc.              com 589331107  223       3000  SH        SOLE                   3000
Molex Inc. Class A             com 608554200  794      19163  SH        SOLE                  19163
Monaco Coach Corporation       com 60886R103  289      17500  SH        SOLE           17500
NCR Corporation                com 62886E108  940      24850  SH        SOLE           24850
Nabors Industries Inc.         com 629568106  734      14000  SH        SOLE                  14000
National City Corporation      com 635405103  451      20376  SH        SOLE             936  19440
National Data Corporation      com 629305103  778      23700  SH        SOLE           21200   2500
Nautica Enterprises, Inc.      com 639089101  298      23000  SH        SOLE           23000
Network Associates Inc.        com 579057100  559      24700  SH        SOLE           22100   2600
Newmont Mining Corporation     com 651639106  240      14100  SH        SOLE           14100
Nobel Learning
  Communities, Inc.            com 654889104  176      20000  SH        SOLE           20000
Oglebay Norton Company         com 677007106  697      24900  SH        SOLE           24900
Ottawa Financial Corporation   com 68938910410124     354454  SH        SOLE          335564  18890
PICO Holdings, Inc.            com 693366205  653      50000  SH        SOLE           50000
PNC Bank Corporation           com 693475105  227       3500  SH        SOLE            3500
Pactiv Corporation             com 695257105  235      21000  SH        SOLE           18000   3000
Pall Corporation               com 696429307 1256      63000  SH        SOLE           42300  20700
Patterson Energy, Inc.         com 703414102  241       7000  SH        SOLE            7000
Perceptron, Inc.               com 71361F100  107      33000  SH        SOLE           33000
Pharmacia Inc.                 com 71713U102  359       5968  SH        SOLE            5616    352
Providence and Worcester
  Railroad Company             com 743737108  142      20000  SH        SOLE           20000
Queensway Financial
  Holdings Limited             com 747931103  209     150000  SH        SOLE          150000
RSA Security Inc.              com 749719100  416       9650  SH        SOLE            8150   1500
Rainbow Technologies, Inc.     com 750862104  803      22700  SH        SOLE           22700
Ross Stores, Inc.              com 778296103 1085      75500  SH        SOLE           73000   2500
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  240       4000  SH        SOLE                   4000
Royce Focus Trust              com 78080N108  776     135000  SH        SOLE          135000
Royce Micro-Cap Trust, Inc.    com 780915104  163      15000  SH        SOLE           15000
SBC Communications Inc.        com 78387G103  349       6974  SH        SOLE            5922   1052
SPSS Inc.                      com 78462K102 3276     122200  SH        SOLE          119200   3000
STERIS Corporation             com 859152100 1056      88000  SH        SOLE           88000
Schuler Homes, Inc.            com 808188106  145      15000  SH        SOLE           15000
Scottish Pwr Plc Spon ADR
  3rd Installment              com 81013t705  242       8060  SH        SOLE                   8060
Sensient Technologies
  Corporation                  com 913538104 3558      17463  SH        SOLE            4663  12800
Servicemaster Inc.             com 81760n109  123      12500  SH        SOLE           12500
Sevenson Environmental
  Services, Inc.               com 818063109  595      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  644      27500  SH        SOLE           18000   9500
Smithkline Beecham ADR         com 832378301  274       4000  SH        SOLE                   4000
Snap-on Incorporated           com 833034101  954      40500  SH        SOLE           39100   1400
Strayer Education, Inc.        com 863236105  228      10400  SH        SOLE           10400
Stryker Corp.                  com 863667101  361       8400  SH        SOLE            2400   6000
TECO Energy, Inc.              com 872375100  297      10320  SH        SOLE           10320
TJX Companies, Inc.            com 872540109  225      10000  SH        SOLE           10000
Target Corp.                   com 87612e106 6723     262373  SH        SOLE           15041 247332
Teleflex Inc.                  com 879369106  975      28353  SH        SOLE            9953  18400
Tenet Healthcare Corp.         com 88033G100  309       8500  SH        SOLE            8500
The Good Guys, Inc.            com 382091106   70      10000  SH        SOLE           10000
The Morgan Group, Inc.
  - Class A                    com 617358106  842     134800  SH        SOLE          134800
Theragenics Corporation        com 883375107   65      10000  SH        SOLE           10000
Thomas Nelson Inc.             com 640376109  819     100000  SH        SOLE          100000
Toll Brothers Inc.             com 889478103  670      19500  SH        SOLE           16500   3000
USX-Marathon Group             com 902905827  440      15500  SH        SOLE           15500
Unico American Corporation     com 904607108 1282     193500  SH        SOLE          193500
Universal Electronics Inc.     com 913483103  532      22000  SH        SOLE           22000
Vectren Corporation            com 92240G101  272      13401  SH        SOLE           13401
Velcro Industries N.V.         com 922571104  537      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  442      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  250       8947  SH        SOLE            1447   7500
X-Rite, Incorporated           com 983857103  131      15000  SH        SOLE           15000

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